Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000253559
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic Fixed Income ETF
Class Name	3EDGE Dynamic Fixed Income ETF
Trading Symbol	EDGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic Fixed Income ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-fixed-income-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-fixed-income-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Fixed Income ETF	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 161,635,867
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 297
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,635,867	10	$297	54%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	35.3%
Exchange Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio TIPS ETF	22.5%
iShares 0-3 Month Treasury Bond ETF	14.4%
Vanguard Intermediate-Term Treasury ETF	14.0%
iShares TIPS Bond ETF	11.3%
SPDR Portfolio Intermediate Term Treasury ETF	10.6%
Vanguard Total Bond Market ETF	10.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.9%
Goldman Sachs Access Treasury 0-1 Year ETF	7.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-fixed-income-etf
C000253560
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic Hard Assets ETF
Class Name	3EDGE Dynamic Hard Assets ETF
Trading Symbol	EDGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic Hard Assets ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-hard-assets-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-hard-assets-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Hard Assets ETF	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 67,501,989
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 110
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,501,989	10	$110	49%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	2.3%
Exchange Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprott Physical Gold Trust	24.5%
iShares 0-5 Year TIPS Bond ETF	19.1%
Sprott Physical Gold and Silver Trust	17.3%
Harbor Commodity All Weather Strategy ETF	15.0%
Invesco Agriculture Commodity Strategy No. K-1 ETF	12.5%
Pimco Commodity Strategy Active Exchange-Traded Fund	11.1%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	0.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-hard-assets-etf
C000253561
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic International Equity ETF
Class Name	3EDGE Dynamic International Equity ETF
Trading Symbol	EDGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic International Equity ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-international-equity-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-international-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic International Equity ETF	$34	0.71%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%
AssetsNet	$ 19,021,507
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,021,507	14	$-	91%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	20.3%
Exchange Traded Fund	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR MSCI ACWI ex-US ETF	22.5%
Vanguard Total International Stock ETF	22.4%
SPDR Portfolio Emerging Markets ETF	14.9%
iShares MSCI Germany ETF	8.7%
JPMorgan BetaBuilders Japan ETF	7.8%
SPDR EURO STOXX 50 ETF	5.3%
iShares MSCI China ETF	4.4%
iShares MSCI EAFE ETF	3.7%
iShares MSCI Global Gold Miners ETF	2.9%
iShares MSCI Japan Small-Capital ETF	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-international-equity-etf
C000253562
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic US Equity ETF
Class Name	3EDGE Dynamic US Equity ETF
Trading Symbol	EDGU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 3EDGE Dynamic US Equity ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-us-equity-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-us-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic US Equity ETF	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 45,833,435
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 113
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,833,435	14	$113	76%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	12.1%
Exchange Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Technology Select Sector SPDR Fund	23.8%
Innovator US Equity 5 to 15 Buffer ETF-Quarterly	22.5%
Financial Select Sector SPDR Fund	11.2%
Health Care Select Sector SPDR Fund	10.2%
Communication Services Select Sector SPDR Fund	7.2%
Consumer Staples Select Sector SPDR Fund	6.5%
Industrial Select Sector SPDR Fund	5.6%
Consumer Discretionary Select Sector SPDR Fund	4.7%
Energy Select Sector SPDR Fund	2.7%
Utilities Select Sector SPDR Fund	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-us-equity-etf